                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

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       ANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       MARCH 31, 2010

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             17

    Report of Independent Registered Public Accounting Firm                   18

    Portfolio of Investments                                                  19

    Notes to Portfolio of Investments                                         33

    Financial Statements                                                      35

    Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                               49

TRUSTEES' AND OFFICERS' INFORMATION                                           51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"THE PERFORMANCE OF OUR TAX-EXEMPT
BOND FUNDS REMAINED STRONG DESPITE                 [PHOTO OF DANIEL S. McNAMARA]
VOLATILE MARKET CONDITIONS."

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MAY 2010

As I write to you, it has been more than a year since the stock market reached a bottom and began its remarkable recovery. The fixed income market has also experienced a rally as the flight to quality reversed and investors moved out of ultra-safe U.S. Treasuries into almost every other type of bond. And yet, fear and uncertainty seem to linger. Many people remain on the sidelines with large amounts of money in money market funds, which are yielding almost zero.

Relief from these low yields is unlikely -- at least in the near term. At the time of this writing, the Federal Reserve (the Fed) is cautiously and methodically unwinding its alphabet soup of stimulus programs. If the economy and financial markets remain stable, Fed governors may consider an increase in short-term interest rates. However, I don't expect them to act until they are sure that unemployment has peaked -- a determination they may not be able to make until well into the second half of 2010.

Under the circumstances, investors would be well advised to review how much they have in their money market accounts. If the money isn't required for two or three years, it has the potential to earn higher yields in short- and intermediate-term bond funds. However, investors certainly should not take a lot of risk with their immediate or emergency spending needs, in which case a money market fund, savings account or a short-term certificate of deposit should be considered, in my opinion. For future needs such as retirement, a diversified portfolio of stock and bond funds may make even more sense. However, if timing is a concern, investors might consider making changes gradually, moving assets out of their money market funds and into other investments. I encourage you to contact a USAA service representative with any questions or for assistance updating your financial plan. They are available to help you free of charge.

Tax-exempt municipal bonds performed well over the past year and I believe they remain attractive given their yields and tax-exempt status.

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2  | USAA TAX EXEMPT LONG-TERM FUND
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Going forward, tax rates are likely to rise as the federal government looks for ways to fund growing budget deficits. The federal government is also phasing in a 3.8% increase in the tax on unearned income, which does not appear to include the income generated by tax-exempt securities.

Despite the media hyperbole about the budget challenges of state and local governments, investors continue to embrace tax-exempt municipal bonds. Why?
First, state and local governments are dealing with their fiscal challenges by raising taxes, cutting services and renegotiating or restructuring their long-term commitments. Second, municipal securities are of relatively high quality. In fact, some ratings agencies are about to adopt a methodology allowing them to assess municipal bonds on a scale comparable to the one used for corporate bonds. In doing so, a surprising number of municipal bonds (in the tens of thousands) have been upgraded. The change is, in my opinion, an acknowledgment that municipal issuers default less often than corporations.

But at USAA Investment Management Company, we have never invested based solely on ratings. We do our own credit work, focusing on income generation and on whether our shareholders are being adequately compensated for risk. As a result, the performance of our tax-exempt bond funds remained strong despite volatile market conditions. Going forward, however, shareholders should expect their tax-exempt bond funds to return to their traditional role as an income-accumulation vehicle, rather than one of asset appreciation, over the coming months.

Rest assured, we will continue doing all we can to help you with your investment needs. We sincerely appreciate the confidence you have in us.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Investment/Insurance: Not FDIC Insured o Not Bank Issued, Guaranteed or
Underwritten o May Lose Value

Investment and insurance products are not deposits, not insured by FDIC or any government agency, not guaranteed by the Bank. Investments and certain insurance products may lose value.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

There may be tax consequences associated with the transfer of assets. Indirect transfers may be subject to taxation and penalties. Consult with your own advisors regarding your particular situation.

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

JOHN BONNELL, CFA
USAA Investment Management Company                       [PHOTO OF JOHN BONNELL]

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o  HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PERFORM FROM APRIL 1,
   2009, TO MARCH 31, 2010?

   The Fund provided a total return of 16.59% versus an average of 12.86% for the 232 funds in the Lipper General Municipal Debt Funds Average. This
   compares to a 14.15% return for the Lipper General Municipal Debt Funds Index and a 9.69% return for the Barclays Capital Municipal Bond Index. The Fund's
   tax-exempt distributions over the prior 12 months produced a dividend yield of 5.07%, compared to the Lipper category average of 4.04%.

o  WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

   Municipal bond prices increased significantly during the reporting period, which was one of the best 12 months of performance in the history of the tax-exempt market. The rally was driven by strong individual and institutional demand for the higher yields provided by longer-term municipal securities. Short-term rates, which are controlled by the Federal Reserve
   (the Fed), were at record lows throughout the annual reporting period with the federal funds target rate held in a range between zero and 0.25%.

   Refer to pages 13 and 14 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT LONG-TERM FUND
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   As bond prices rose, yields declined. Yields always move in the opposite direction of prices. From 4.81% on March 31, 2009, the yield on 30-year tax-exempt AAA general obligation bonds reached a low of 3.81% on October 2,
   2009, before rebounding to close the period at 4.17%.

   The rally also was fueled by a provision in the federal government's stimulus package that allowed state and local governments to issue taxable bonds known as "Build America Bonds" and receive a 35% subsidy on interest payments. This resulted in reduced tax-exempt supply, especially on longer-term municipal bonds.

   Meanwhile, the ratio between 30-year municipal yields and those of equivalent
   U.S. Treasuries declined from 135% to 88%, much closer to the historical average than the extraordinarily high ratio of 208% at the height of the 2008 financial crisis. Nevertheless, tax-exempt securities remained attractive relative to other taxable fixed income securities.

   Although the recession has put pressure on municipal budgets, credit spreads have improved as investors realized that the overwhelming majority of municipal issuers have the ability to service their debt. (Credit spreads are the difference in yields between bonds of different credit ratings.)

   In addition, many issuers benefited from the federal government's stimulus spending, and from the financial reserves they amassed during better economic times. These resources give state and local governments more time to make the tough political decisions necessary to balance their budgets while they wait for the economic recovery.

o  WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

   Your Fund was well positioned for the rally during the one-year reporting period. As investors' appetite for yield increased, our focus on BBB- and
   A-rated bonds performed well. As always, we continued to invest the Fund in a well-diversified portfolio of longer-term, primarily

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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   investment-grade municipal bonds that are not subject to the federal alternative minimum tax, also known as the "AMT", for individuals.

   We concentrated on buying bonds with attractive risk and return characteristics, selling holdings when we saw opportunities to reinvest the proceeds in a way that could improve the Fund's long-term dividend return.
   The long-term dividend return contributes the majority of the portfolio's long-term total return (see page 11).

   In the aftermath of the financial crisis, credit risk and uncertainty about bond ratings seem to pervade the tax-exempt market. However, because we do our own independent research, we have never relied on the opinion of credit agencies or bond insurers to identify investment opportunities.

o  WHAT IS THE OUTLOOK?

   We expect short-term interest rates to remain at historic lows until the Fed sees evidence of sustained economic growth. In our opinion, a rate hike is unlikely until at least the end of 2010, and it will be contingent on inflationary trends, real estate conditions and the level of unemployment. If inflation emerges, as it often does during an economic recovery, the Fed may raise short-term interest rates aggressively in an effort to contain it.
   However, the impact on long-term rates is likely to be more subdued as investor confidence in the Fed's ability to fight inflation grows.

   The supply of long-term tax-exempt bonds will remain tight as the federal government seeks to continue the Build America Bonds program beyond 2010.
   Although municipal budgets will remain under pressure, we do not anticipate a material increase in defaults.

   Recently, two of the major credit services, Moody's Investors Service and
   Fitch Ratings, Ltd., announced efforts to place municipal, corporate, and sovereign credit ratings on an equal footing. In our view, the change is an acknowledgement that municipalities have a better debt payment record than corporate bond issuers.

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6  | USAA TAX EXEMPT LONG-TERM FUND
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Because of the rapid increase in municipal bond prices during the reporting period, we see limited potential for additional capital appreciation.
Nevertheless, tax-exempt bonds continue to look attractive based upon their tax-free yields and strong credit quality. What's more, if tax rates rise as we expect, their appeal is likely to grow.

In the months ahead, we will continue working hard to seek to maximize the portfolio's after-tax total return. We appreciate your continued confidence in us.

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                                           MANAGER'S COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND

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                         OVERALL MORNINGSTAR RATING(TM)
               out of 251 municipal national long-term bond funds
                      for the period ended March 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * *
                                out of 251 funds

                                     5-YEAR
                                     * * *
                                out of 228 funds

                                     10-YEAR
                                     * * * *
                                out of 200 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA TAX EXEMPT LONG-TERM FUND
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 87 funds within the Lipper
General Municipal Debt Funds category for the overall period ended March 31,
2010. The Fund received a Lipper Leader rating for Expense among 87, 80, and 68 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of March 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
www.lipperleaders.com. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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                                                          FUND RECOGNITION  |  9

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

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                                               3/31/10              3/31/09
--------------------------------------------------------------------------------
Net Assets                                 $2,344.0 Million     $2,030.0 Million
Net Asset Value Per Share                       $12.83               $11.59

Last 12 Months
Tax-Exempt Dividends Per Share                  $0.651               $0.664
Capital Gain Distributions Per Share            $0.002               $0.033
Dollar-Weighted Average
Portfolio Maturity                            15.7 Years           15.6 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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    30-DAY SEC YIELD*                                       EXPENSE RATIO(+)
--------------------------------------------------------------------------------
     As of 3/31/10                                               0.44%
         4.10%

*Calculated as prescribed by the Securities and Exchange Commission.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS
DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.
THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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10  | USAA TAX EXEMPT LONG-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED MARCH 31, 2010

--------------------------------------------------------------------------------
              TOTAL RETURN      =     DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years          5.29%         =           5.04%           +          0.25%
5 Years           3.49%         =           4.87%           +         (1.38)%
1 Year           16.59%         =           5.88%           +         10.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
usaa.com.

HIGH DOUBLE DIGIT RETURNS ARE ATTRIBUTABLE, IN PART, TO UNUSUALLY FAVORABLE
MARKET CONDITIONS AND MAY NOT BE REPEATED OR CONSISTENTLY ACHIEVED IN THE
FUTURE.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS
ENDED MARCH 31, 2001-MARCH 31, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

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                   TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
3/31/2001             11.35%              6.17%                    5.18%
3/31/2002              3.03%              5.27%                   -2.24%
3/31/2003             10.76%              5.27%                    5.49%
3/31/2004              7.01%              4.84%                    2.17%
3/31/2005              3.70%              4.55%                   -0.85%
3/31/2006              4.18%              4.45%                   -0.27%
3/31/2007              5.33%              4.56%                    0.77%
3/31/2008             -1.98%              4.51%                   -6.49%
3/31/2009             -5.33%              5.06%                  -10.39%
3/31/2010             16.59%              5.88%                   10.71%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER
    TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
    RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 3/31/10, and assuming
marginal federal tax rates of:       25.00%       28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             5.04%            6.72%        7.00%       7.52%       7.75%
5 Years              4.87%            6.50%        6.77%       7.27%       7.50%
1 Year               5.88%            7.84%        8.17%       8.78%       9.05%

To match the Fund's closing 30-day SEC yield of 4.10% on 3/31/10:

A FULLY TAXABLE INVESTMENT MUST PAY:  5.47%        5.69%       6.12%       6.31%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes. Based on 2009 tax rates.

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12  | USAA TAX EXEMPT LONG-TERM FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                BARCLAYS CAPITAL           USAA TAX            LIPPER GENERAL
                   MUNICIPAL                EXEMPT                MUNICIPAL
                  BOND INDEX            LONG-TERM FUND        DEBT FUNDS INDEX
03/31/00          $10,000.00              $10,000.00             $10,000.00
04/30/00            9,940.92                9,928.20               9,931.38
05/31/00            9,889.21                9,870.61               9,864.82
06/30/00           10,151.26               10,134.03              10,118.96
07/31/00           10,292.51               10,287.11              10,260.04
08/31/00           10,451.13               10,448.64              10,421.60
09/30/00           10,396.76               10,392.41              10,356.82
10/31/00           10,510.21               10,500.62              10,464.69
11/30/00           10,589.73               10,599.35              10,534.12
12/31/00           10,851.37               10,915.47              10,806.23
01/31/01           10,958.89               10,928.30              10,886.85
02/28/01           10,993.64               11,027.71              10,937.65
03/31/01           11,092.17               11,133.64              11,029.54
04/30/01           10,971.98               10,903.36              10,874.86
05/31/01           11,090.13               11,045.25              10,999.25
06/30/01           11,164.33               11,160.67              11,090.90
07/31/01           11,329.70               11,381.14              11,265.63
08/31/01           11,516.32               11,582.47              11,468.27
09/30/01           11,477.69               11,450.59              11,373.72
10/31/01           11,614.44               11,596.90              11,492.46
11/30/01           11,516.53               11,495.36              11,375.09
12/31/01           11,407.58               11,388.63              11,254.65
01/31/02           11,605.45               11,548.65              11,429.84
02/28/02           11,745.26               11,702.16              11,568.50
03/31/02           11,515.10               11,472.14              11,348.76
04/30/02           11,740.15               11,696.49              11,554.95
05/31/02           11,811.49               11,775.47              11,626.80
06/30/02           11,936.39               11,883.58              11,738.48
07/31/02           12,089.90               12,039.39              11,888.82
08/31/02           12,235.24               12,199.29              12,005.68
09/30/02           12,503.22               12,513.80              12,261.90
10/31/02           12,295.95               12,258.01              12,001.22
11/30/02           12,244.84               12,200.65              11,956.87
12/31/02           12,503.22               12,493.85              12,225.44
01/31/03           12,471.54               12,445.73              12,149.84
02/28/03           12,645.90               12,669.00              12,335.10
03/31/03           12,653.46               12,706.99              12,314.88
04/30/03           12,737.07               12,848.75              12,426.28
05/31/03           13,035.30               13,177.46              12,722.14
06/30/03           12,979.91               13,059.78              12,655.80
07/31/03           12,525.71               12,608.53              12,224.51
08/31/03           12,619.12               12,744.51              12,314.53
09/30/03           12,990.13               13,102.72              12,676.33
10/31/03           12,924.72               13,053.28              12,630.49
11/30/03           13,059.42               13,223.50              12,773.84
12/31/03           13,167.56               13,370.62              12,878.44
01/31/04           13,242.98               13,412.05              12,921.83
02/29/04           13,442.29               13,681.01              13,125.21
03/31/04           13,395.47               13,597.55              13,049.37
04/30/04           13,078.23               13,267.66              12,757.07
05/31/04           13,030.80               13,247.94              12,715.88
06/30/04           13,078.23               13,318.46              12,758.60
07/31/04           13,250.34               13,497.90              12,914.50
08/31/04           13,515.87               13,781.84              13,156.36
09/30/04           13,587.62               13,892.00              13,232.26
10/31/04           13,704.54               14,012.39              13,338.81
11/30/04           13,591.50               13,885.92              13,239.44
12/31/04           13,757.49               14,119.31              13,411.07
01/31/05           13,886.06               14,267.07              13,543.61
02/28/05           13,839.86               14,219.64              13,509.00
03/31/05           13,752.58               14,101.06              13,407.15
04/30/05           13,969.46               14,356.28              13,616.11
05/31/05           14,068.19               14,477.51              13,722.15
06/30/05           14,155.47               14,570.59              13,807.27
07/31/05           14,091.49               14,500.95              13,757.83
08/31/05           14,233.76               14,655.86              13,898.51
09/30/05           14,137.89               14,558.57              13,799.71
10/31/05           14,052.04               14,453.56              13,716.62
11/30/05           14,119.50               14,506.34              13,779.03
12/31/05           14,240.92               14,658.68              13,907.54
01/31/06           14,279.35               14,677.41              13,945.01
02/28/06           14,375.22               14,804.88              14,054.51
03/31/06           14,276.08               14,694.33              13,973.46
04/30/06           14,271.17               14,671.32              13,960.72
05/31/06           14,334.74               14,736.35              14,031.22
06/30/06           14,280.78               14,646.37              13,974.89
07/31/06           14,450.64               14,836.44              14,144.90
08/31/06           14,665.07               15,062.96              14,355.18
09/30/06           14,767.07               15,174.35              14,454.51
10/31/06           14,859.67               15,282.29              14,548.30
11/30/06           14,983.54               15,446.70              14,670.17
12/31/06           14,930.60               15,362.16              14,617.21
01/31/07           14,892.38               15,327.15              14,588.23
02/28/07           15,088.61               15,528.06              14,762.80
03/31/07           15,051.41               15,476.25              14,725.24
04/30/07           15,095.97               15,520.56              14,770.91
05/31/07           15,029.13               15,444.15              14,707.83
06/30/07           14,951.25               15,347.11              14,626.14
07/31/07           15,067.15               15,404.14              14,696.79
08/31/07           15,002.14               15,164.91              14,556.59
09/30/07           15,224.13               15,458.02              14,764.04
10/31/07           15,292.00               15,519.15              14,807.00
11/30/07           15,389.50               15,526.99              14,832.04
12/31/07           15,432.22               15,456.26              14,819.39
01/31/08           15,626.82               15,642.48              14,995.22
02/29/08           14,911.38               14,712.37              14,229.46
03/31/08           15,337.58               15,168.74              14,608.60
04/30/08           15,517.05               15,431.26              14,804.30
05/31/08           15,610.88               15,579.22              14,917.13
06/30/08           15,434.68               15,394.10              14,717.31
07/31/08           15,493.34               15,305.02              14,702.52
08/31/08           15,674.66               15,455.74              14,839.81
09/30/08           14,939.59               14,587.29              14,052.83
10/31/08           14,787.10               13,926.21              13,625.36
11/30/08           14,834.12               13,783.88              13,467.41
12/31/08           15,050.38               13,519.46              13,418.48
01/31/09           15,601.27               14,235.86              14,051.49
02/28/09           15,683.24               14,353.86              14,190.45
03/31/09           15,686.10               14,359.48              14,141.19
04/30/09           15,999.46               14,800.38              14,546.10
05/31/09           16,168.72               15,279.28              14,880.83
06/30/09           16,017.25               15,146.77              14,729.11
07/31/09           16,285.23               15,409.12              14,961.64
08/31/09           16,563.64               15,789.38              15,342.01
09/30/09           17,158.07               16,719.86              16,122.99
10/31/09           16,797.89               16,347.04              15,705.66
11/30/09           16,936.69               16,364.01              15,753.46
12/31/09           16,993.92               16,505.38              15,900.95
01/31/10           17,082.43               16,605.40              15,979.17
02/28/10           17,248.01               16,751.61              16,129.88
03/31/10           17,206.71               16,741.99              16,141.47

                                   [END CHART]

                       Data from 3/31/00 through 3/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Tax Exempt Long-Term Fund to the following benchmarks:

o  The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index)
   tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o  The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General
   Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                LIPPER GENERAL
                     USAA TAX EXEMPT            MUNICIPAL DEBT
                     LONG-TERM FUND             FUNDS AVERAGE
31-03-01                  5.53%                     4.65%
31-03-02                  5.34                      4.54
31-03-03                  4.81                      4.20
31-03-04                  4.58                      3.90
31-03-05                  4.49                      3.92
31-03-06                  4.43                      3.84
31-03-07                  4.44                      3.80
31-03-08                  4.90                      4.02
31-03-09                  5.72                      4.44
31-03-10                  5.07                      4.04

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/01 to 3/31/10.

The Lipper General Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/10
                                (% of Net Assets)

      Hospital ...................................................... 23.0%
      Escrowed Bonds................................................. 14.6%
      General Obligation ............................................ 10.8%
      Education .....................................................  9.2%
      Special Assessment/Tax/Fee.....................................  7.6%
      Electric Utilities.............................................  6.3%
      Nursing/CCRC...................................................  4.2%
      Airport/Port...................................................  3.5%
      Toll Roads.....................................................  3.0%
      Casinos & Gaming...............................................  2.6%

 You will find a complete list of securities that the Fund owns on pages 19-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                     o PORTFOLIO RATINGS MIX -- 3/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

        AAA                                                           19%
        AA                                                            20%
        A                                                             21%
        BBB                                                           33%
        BELOW INVESTMENT-GRADE                                         4%
        SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS            3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors
Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond
Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies,
USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

The net investment income distributed by the Fund during the fiscal year ended
March 31, 2010, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,120,000 as long-term capital gains for the fiscal year ended March 31, 2010.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT LONG-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Long-Term Fund (one of the
portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31,
2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Tax Exempt Long-Term Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                           /s/ Ernst & Young LLP

San Antonio, Texas
May 18, 2010

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Insurance, AMBAC Assurance Corp., Assured Guaranty Corp.,
            Assured Guaranty Municipal Corp., CIFG  Assurance, N.A., Financial
            Guaranty Insurance Co., National Public Finance Guarantee Corp.,
            Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

           the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ)   Liquidity enhancement that may, under certain  circumstances, provide for repayment of principal and interest upon demand from Dexia Credit
           Local.

   (LOC)   Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Texas
           Permanent School Fund, or Utah General Obligation.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDC     Industrial Development Corp.
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

           FIXED-RATE INSTRUMENTS (94.7%)

           ALABAMA (1.5%)
  $ 1,000  Marshall County Health Care Auth.                        6.25%       1/01/2022    $    1,024
    1,150  Marshall County Health Care Auth.                        5.75        1/01/2032         1,144
    1,500  Marshall County Health Care Auth.                        5.75        1/01/2032         1,493
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2031         2,128
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2036         2,060
    7,670  Parks System Improvement Corp.                           5.00        6/01/2020         8,026
    7,805  Parks System Improvement Corp.                           5.00        6/01/2021         8,167
   11,000  Univ. of Alabama at Birmingham (INS)(PRE)                5.88        9/01/2031        11,366
                                                                                             ----------
                                                                                                 35,408
                                                                                             ----------
           ARIZONA (2.6%)
    5,000  Goodyear                                                 5.63        7/01/2039         4,898
   10,000  Mohave County IDA                                        8.00        5/01/2025        11,380
    1,000  Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                4.65(a)     7/01/2029           900
    1,500  Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                                4.66(a)     7/01/2030         1,342
    4,000  Pima County IDA                                          5.75        9/01/2029         4,051
    3,500  Scottsdale IDA                                           5.25        9/01/2030         3,440
   28,500  Univ. Medical Center Corp.                               5.00        7/01/2035        26,492
    2,000  Yavapai County IDA                                       5.63        8/01/2033         1,918
    7,500  Yavapai County IDA                                       5.63        8/01/2037         7,133
                                                                                             ----------
                                                                                                 61,554
                                                                                             ----------
           ARKANSAS (0.0%)
    1,000  Baxter County                                            4.63        9/01/2028           879
                                                                                             ----------
           CALIFORNIA (4.5%)
    6,700  Corona-Norco Unified School District (INS)               5.50        8/01/2039         6,832
    2,000  Golden State Tobacco Securitization,
              4.55%, 6/01/2010 (INS)                                4.50(a)     6/01/2022         1,818
    5,000  Golden State Tobacco Securitization,
              4.60%, 6/01/2010 (INS)                                4.55(a)     6/01/2023         4,317
    5,000  Golden State Tobacco Securitization (PRE)                5.38        6/01/2028         5,042
    7,000  Health Facilities Financing Auth.                        5.00        8/15/2039         6,679
    5,000  Indio Redevelopment Agency                               5.25        8/15/2035         4,544
   17,025  Inland Empire Tobacco Securitization Auth.,
              5.75%, 12/01/2011                                     5.98(a)     6/01/2026        10,812
    9,105  Public Works Board                                       5.00       11/01/2029         9,182
    2,610  Public Works Board                                       5.00        4/01/2030         2,365

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 3,000  Public Works Board(b)                                    6.00%       3/01/2035    $    3,020
    5,000  San Francisco City and County Redevelopment
              Financing Auth. (INS)                                 4.88        8/01/2036         4,277
   24,700  State                                                    4.50        8/01/2030        21,588
    5,000  State                                                    5.75        4/01/2031         5,192
    8,100  State                                                    5.00        2/01/2032         7,677
    6,000  State                                                    5.00       11/01/2032         5,681
    5,000  State                                                    5.00       12/01/2032         4,734
    2,500  Victor Elementary School District (INS)                  5.13        8/01/2034         2,545
                                                                                             ----------
                                                                                                106,305
                                                                                             ----------
           COLORADO (2.2%)
    3,500  Denver Convention Center Hotel Auth. (INS)               4.75       12/01/2035         2,806
    1,000  Denver Health and Hospital Auth. (PRE)                   6.00       12/01/2023         1,085
    3,730  Denver Health and Hospital Auth. (PRE)                   6.00       12/01/2031         4,048
    3,000  Denver Health and Hospital Auth. (PRE)                   6.25       12/01/2033         3,592
   15,765  Denver Health and Hospital Auth.                         4.75       12/01/2034        12,894
   10,000  E-470 Public Highway Auth.(INS)                          5.06(c)     9/01/2035         1,712
    1,000  Eagle Bend Metropolitan District No.2 (INS)              5.25       12/01/2023           953
    4,000  Health Facilities Auth. (INS)                            5.50       12/01/2027         3,665
    3,500  Health Facilities Auth.                                  5.00        6/01/2029         3,167
    3,000  Health Facilities Auth.                                  5.25        6/01/2031         2,769
    2,000  Health Facilities Auth.                                  5.00        6/01/2035         1,754
    2,500  Health Facilities Auth.                                  5.25        6/01/2036         2,266
    8,250  State (INS)                                              5.00       11/01/2030         8,419
    2,000  Vista Ridge Metropolitan District (INS)                  5.00       12/01/2036         1,512
                                                                                             ----------
                                                                                                 50,642
                                                                                             ----------
           CONNECTICUT (1.9%)
    2,500  Health and Educational Facilities Auth. (INS)            5.13        7/01/2030         2,179
    2,000  Health and Educational Facilities Auth.                  5.00        7/01/2035         2,030
   64,950  Mashantucket (Western) Pequot Tribe, acquired
              9/01/1997-3/01/2000; cost $62,996(d),(e)              5.75        9/01/2027        35,245
    1,500  Mashantucket (Western) Pequot Tribe, acquired
              9/01/2001; cost $1,435(d),(e),(g)                     5.50        9/01/2028           799
    7,500  Mashantucket (Western) Pequot Tribe, acquired
              7/19/2006; cost $7,683(d),(e),(g)                     5.50        9/01/2036         3,844
                                                                                             ----------
                                                                                                 44,097
                                                                                             ----------
           DELAWARE (0.2%)
    4,000  EDA(b)                                                   5.40        2/01/2031         4,044
                                                                                             ----------
           DISTRICT OF COLUMBIA (1.0%)
   10,000  Community Academy Public Charter School, Inc.(INS)       4.88        5/01/2037         6,218
    7,500  Metropolitan Washington Airports Auth.                   5.13       10/01/2034         7,780

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $10,000  Metropolitan Washington Airports Auth.                   5.63%      10/01/2039    $   10,620
                                                                                             ----------
                                                                                                 24,618
                                                                                             ----------
           FLORIDA (4.1%)
   15,665  Board of Education (NBGA)(PRE)                           5.63        6/01/2025        15,960
    7,000  Board of Education (NBGA)(PRE)                           5.63        6/01/2029         7,132
      370  Highlands County Health Facilities Auth. (PRE)           5.25       11/15/2036           434
    4,380  Highlands County Health Facilities Auth.                 5.25       11/15/2036         4,392
    1,725  Hillsborough County IDA                                  5.50       10/01/2023         1,758
    6,875  Miami-Dade County                                        5.00       10/01/2029         6,816
    2,000  Miami-Dade County                                        5.00       10/01/2034         2,010
    2,000  Miami-Dade County                                        5.38       10/01/2035         2,028
    2,000  Miami-Dade County School Board (INS)                     5.25        2/01/2027         2,107
    5,000  Miami-Dade County School Board (INS)                     5.00        5/01/2033         4,966
    2,000  Orange County Health Facilities Auth. (PRE)              5.75       12/01/2027         2,235
    3,000  Orange County Health Facilities Auth.                    5.25       10/01/2035         2,946
   10,000  Orange County Health Facilities Auth.                    4.75       11/15/2036         9,074
    2,000  Orange County School Board (INS)                         5.00        8/01/2032         2,029
    8,000  Orange County School Board (INS)                         5.50        8/01/2034         8,472
    3,000  Orlando-Orange County Expressway Auth.                   5.00        7/01/2035         3,046
   22,130  Seminole Tribe(d)                                        5.25       10/01/2027        20,005
                                                                                             ----------
                                                                                                 95,410
                                                                                             ----------
           GEORGIA (1.6%)
   10,000  Burke County Dev. Auth.                                  7.00        1/01/2023        11,792
   12,000  Fayette County Public Facilities Auth. (PRE)             5.88        6/01/2028        12,232
    4,000  Glynn-Brunswick Memorial Hospital Auth.                  5.63        8/01/2034         3,971
   10,000  Savannah EDA                                             6.15        3/01/2017        10,599
                                                                                             ----------
                                                                                                 38,594
                                                                                             ----------
           HAWAII (0.3%)
    6,000  State                                                    6.50        7/01/2039         6,452
                                                                                             ----------
           ILLINOIS (9.4%)
      520  Chicago (INS)                                            5.25        1/01/2029           538
    5,000  Chicago                                                  6.75       12/01/2032         4,750
    3,445  Chicago-O'Hare International Airport (INS)               5.13        1/01/2020         3,505
    3,060  Chicago-O'Hare International Airport (INS)               5.13        1/01/2021         3,107
    2,000  Finance Auth.                                            5.00        4/01/2026         1,811
    5,000  Finance Auth.                                            5.50        8/15/2028         5,114
    2,500  Finance Auth. (INS)                                      5.75       11/01/2028         2,585
    5,000  Finance Auth.                                            7.25       11/01/2030         5,643
    4,500  Finance Auth.                                            5.00        4/01/2031         3,918
    7,565  Finance Auth.                                            5.50        4/01/2032         7,312
   17,840  Finance Auth.                                            4.50       11/15/2032        15,018
    5,000  Finance Auth.                                            5.75       10/01/2035         4,870
    9,000  Finance Auth.                                            5.00        4/01/2036         7,604

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 3,770  Finance Auth.                                            5.50%       4/01/2037    $    3,592
   20,000  Finance Auth.                                            5.38        8/15/2039        20,045
    1,205  Finance Auth.                                            5.25       10/01/2039         1,175
    9,825  Health Facilities Auth.                                  5.50        8/01/2020        10,256
    9,445  Health Facilities Auth.                                  5.25        9/01/2024         9,239
    5,030  Health Facilities Auth. (PRE)                            6.85       11/15/2029         5,281
    2,500  Housing Dev. Auth.                                       4.85        1/01/2037         2,418
    5,000  Metropolitan Pier and Exposition Auth.,
              5.50%, 6/15/2012 (INS)                                5.50(a)     6/15/2020         4,946
    2,500  Metropolitan Pier and Exposition Auth.,
              5.55%, 6/15/2012 (INS)                                5.55(a)     6/15/2021         2,466
    8,000  Metropolitan Pier and Exposition Auth. (INS)             5.50        6/15/2023         8,556
   23,980  Regional Transportation Auth. (INS)                      5.75        6/01/2020        27,767
   37,550  Regional Transportation Auth. (INS)                      6.50        7/01/2030        46,370
    3,000  Schaumburg (INS)                                         5.25       12/01/2034         3,109
    4,555  State                                                    5.13        6/15/2019         4,746
    4,071  Village of Gilberts (INS)                                4.75        3/01/2030         4,078
    1,500  Village of Round Lake (INS)                              4.70        3/01/2033         1,454
                                                                                             ----------
                                                                                                221,273
                                                                                             ----------
           INDIANA (3.0%)
   10,440  Bond Bank (PRE)                                          5.50        8/01/2021        10,726
    3,440  Finance Auth.                                            5.00       10/01/2033         3,375
   15,780  Health and Educational Facility Financing Auth.          5.00        2/15/2036        14,800
   16,000  Health and Educational Facility Financing Auth.          5.00        2/15/2039        14,826
    6,000  Indianapolis (INS)                                       5.50        1/01/2038         6,432
    7,500  Rockport (INS)                                           4.63        6/01/2025         7,195
    7,500  St. Joseph County Hospital Auth. (INS)(PRE)              5.63        8/15/2033         7,838
    4,195  Transportation Finance Auth. (PRE)                       5.38       12/01/2025         4,337
                                                                                             ----------
                                                                                                 69,529
                                                                                             ----------
           IOWA (0.6%)
    1,000  Finance Auth. (INS)                                      5.25        5/15/2021         1,007
    3,495  Finance Auth. (INS)                                      5.25        5/15/2026         3,510
    5,000  Finance Auth. (INS)                                      4.75       12/01/2031         4,280
    5,000  Finance Auth. (INS)                                      5.00       12/01/2039         4,237
                                                                                             ----------
                                                                                                 13,034
                                                                                             ----------
           KANSAS (0.7%)
    4,000  Burlington (INS)                                         4.85        6/01/2031         3,973
   12,500  Wyandotte County                                         5.00       12/01/2020        12,684
                                                                                             ----------
                                                                                                 16,657
                                                                                             ----------
           KENTUCKY (0.5%)
    1,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2033         1,093
    4,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2038         4,321

================================================================================

24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 5,000  Municipal Power Agency (INS)                             5.00%       9/01/2037    $    5,009
    2,000  Owen County                                              6.25        6/01/2039         2,129
                                                                                             ----------
                                                                                                 12,552
                                                                                             ----------
           LOUISIANA (1.0%)
   25,000  Parish of St. John the Baptist                           5.13        6/01/2037        23,577
                                                                                             ----------
           MAINE (1.2%)
   27,750  Turnpike Auth. (INS)(PRE)(f)                             5.75        7/01/2028        28,407
                                                                                             ----------
           MARYLAND (1.0%)
    2,500  EDC                                                      6.20        9/01/2022         2,843
    5,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2033         4,931
    6,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2038         5,861
    9,965  Health and Higher Educational Facilities Auth.           4.75        5/15/2042         8,953
                                                                                             ----------
                                                                                                 22,588
                                                                                             ----------
           MASSACHUSETTS (1.9%)
    2,000  Development Finance Agency (INS)                         5.25        3/01/2026         1,894
    5,000  Health and Educational Facilities Auth. (INS)(PRE)       5.88       10/01/2029         5,190
   10,000  Health and Educational Facilities Auth.                  6.25        7/01/2030        10,664
    3,500  Health and Educational Facilities Auth.                  5.00        7/15/2032         2,844
    2,250  Health and Educational Facilities Auth.                  5.00        7/01/2033         2,006
      500  Health and Educational Facilities Auth.                  5.00        7/15/2037           394
    5,000  School Building Auth. (INS)                              4.75        8/15/2032         5,062
   16,000  Water Resources Auth. (INS)(PRE)                         5.75        8/01/2030        16,448
                                                                                             ----------
                                                                                                 44,502
                                                                                             ----------
           MICHIGAN (0.7%)
   49,395  Building Auth. (INS)                                     5.01(c)    10/15/2030        14,447
    3,000  Strategic Fund                                           5.63        7/01/2020         3,188
                                                                                             ----------
                                                                                                 17,635
                                                                                             ----------
           MINNESOTA (1.2%)
    5,625  Chippewa County                                          5.50        3/01/2037         5,309
    7,562  Higher Education Facilities Auth., acquired
              8/28/2006; cost $7,656(d),(e)                         5.43        8/28/2031         7,408
    2,500  Higher Education Facilities Auth.                        5.00       10/01/2039         2,526
    3,000  St. Louis Park                                           5.75        7/01/2030         3,051
   10,000  Washington County Housing and
              Redevelopment Auth.                                   5.50       11/15/2027         9,125
                                                                                             ----------
                                                                                                 27,419
                                                                                             ----------
           MISSISSIPPI (0.4%)
    1,250  Hospital Equipment and Facilities Auth.                  5.25       12/01/2031         1,125
    8,750  Warren County                                            4.80        8/01/2030         7,618
                                                                                             ----------
                                                                                                  8,743
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

           MISSOURI (1.7%)
  $25,000  Cape Girardeau County IDA                                5.00%       6/01/2036    $   21,719
    1,000  Cape Girardeau County IDA                                5.75        6/01/2039         1,018
    8,000  Cass County                                              5.63        5/01/2038         7,036
    2,000  Dev. Finance Board                                       5.00        6/01/2035         1,816
    7,500  Health and Educational Facilities Auth.                  5.50       11/15/2033         7,576
                                                                                             ----------
                                                                                                 39,165
                                                                                             ----------
           MONTANA (0.5%)
    6,500  Forsyth (INS)                                            4.65        8/01/2023         6,320
    5,000  Forsyth                                                  5.00        5/01/2033         5,058
                                                                                             ----------
                                                                                                 11,378
                                                                                             ----------
           NEBRASKA (0.6%)
    2,250  Douglas County Hospital Auth.                            6.13        8/15/2031         2,376
    4,500  Platte County (INS)                                      6.10        5/01/2025         4,509
    6,500  Platte County (INS)                                      6.15        5/01/2030         6,509
                                                                                             ----------
                                                                                                 13,394
                                                                                             ----------
           NEVADA (3.2%)
   11,570  Clark County (INS)                                       5.25        6/15/2019        12,366
   21,000  Clark County (INS)(PRE)(f)                               5.50        7/01/2025        21,275
    4,000  Clark County (INS)                                       5.00        7/01/2026         4,107
   11,000  Clark County                                             5.13        7/01/2034        10,901
    5,000  Clark County (INS)                                       5.25        7/01/2039         5,064
   12,410  Clark County EDC                                         5.00        5/15/2029        12,379
   10,420  Truckee Meadows Water Auth. (INS)                        4.88        7/01/2034        10,152
                                                                                             ----------
                                                                                                 76,244
                                                                                             ----------
           NEW JERSEY (1.5%)
    3,000  Camden County Improvement Auth.                          5.75        2/15/2034         2,766
    5,000  EDA                                                      5.50        6/15/2024         4,874
    6,000  EDA                                                      5.75        6/15/2029         5,790
    2,500  EDA                                                      5.50        6/15/2031         2,320
   11,500  Health Care Facilities Financing Auth.                   5.00        7/01/2029         9,306
   57,630  Health Care Facilities Financing Auth.                   5.07(c)     7/01/2032         9,806
                                                                                             ----------
                                                                                                 34,862
                                                                                             ----------
           NEW MEXICO (1.2%)
   32,380  Farmington                                               4.88        4/01/2033        28,602
                                                                                             ----------
           NEW YORK (6.7%)
   21,485  Dormitory Auth.                                          6.00        8/15/2016        24,278
    5,010  Dormitory Auth., 5.95%, 7/01/2010 (INS)(PRE)             5.95(a)     7/01/2020         5,054
    5,690  Dormitory Auth., 6.00%, 7/01/2010 (INS)(PRE)             6.00(a)     7/01/2022         5,740
    2,395  Dormitory Auth.                                          5.25        7/01/2024         2,345
    3,210  Dormitory Auth., 6.05%, 7/01/2010 (INS)(PRE)             6.05(a)     7/01/2024         3,238

================================================================================

26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 5,000  Dormitory Auth.                                          5.00%       7/01/2026    $    4,672
    2,250  Dormitory Auth.                                          5.25        7/01/2029         2,236
    5,000  Dormitory Auth.                                          5.00        7/01/2036         4,495
   10,910  Dutchess County IDA (PRE)                                5.75        8/01/2030        11,213
   16,130  Liberty Dev. Corp.                                       5.25       10/01/2035        16,335
    2,000  Long Island Power Auth.                                  5.75        4/01/2039         2,179
        5  New York City                                            5.30       12/01/2018             5
    5,105  New York City                                            5.88        8/01/2019         5,574
    7,925  New York City (PRE)                                      6.00        5/15/2020         8,060
      875  New York City                                            6.00        5/15/2020           886
    5,000  New York City                                            5.13       12/01/2028         5,297
   22,740  New York City (PRE)                                      5.75        5/15/2030        23,120
    4,160  New York City                                            5.30       12/01/2018         4,480
    4,975  New York City Municipal Water Finance Auth. (PRE)        6.00        6/15/2033         5,084
    3,025  New York City Municipal Water Finance Auth.              6.00        6/15/2033         3,087
    7,500  New York City Transitional Finance Auth.                 5.00        1/15/2034         7,744
    1,500  Seneca Nation Indians Capital Improvements Auth.(d)      5.00       12/01/2023         1,250
   10,000  Triborough Bridge and Tunnel Auth.                       5.00       11/15/2031        10,499
                                                                                             ----------
                                                                                                156,871
                                                                                             ----------
           NORTH CAROLINA (0.8%)
    3,750  Charlotte-Mecklenberg Hospital Auth.                     5.25        1/15/2034         3,859
    5,000  Columbus County Industrial Facilities & Pollution
              Control Financing Auth.                               6.25       11/01/2033         5,130
    5,250  State Medical Care Commission                            5.00        7/01/2033         4,490
    4,000  Wake County Industrial Facilities and Pollution
              Control Financing Auth.                               5.38        2/01/2017         4,242
                                                                                             ----------
                                                                                                 17,721
                                                                                             ----------
           NORTH DAKOTA (0.3%)
    7,250  Fargo (INS)                                              5.63        6/01/2031         7,310
                                                                                             ----------
           OHIO (2.0%)
    6,000  Air Quality Dev. Auth.                                   5.70        8/01/2020         6,301
    5,000  Air Quality Dev. Auth. (INS)                             4.80        1/01/2034         4,898
   20,000  Buckeye Tobacco Settlement Financing Auth.               5.88        6/01/2030        16,812
   10,000  Buckeye Tobacco Settlement Financing Auth.               5.75        6/01/2034         7,731
    4,640  Higher Education Facility Commission (INS)               5.00        5/01/2036         3,978
    2,000  Lake County                                              5.63        8/15/2029         1,941
    6,325  Lorain County                                            5.25        2/01/2021         6,161
                                                                                             ----------
                                                                                                 47,822
                                                                                             ----------
           OKLAHOMA (2.4%)
   14,705  Chickasaw Nation(d)                                      6.00       12/01/2025        15,022
   13,125  Chickasaw Nation(d)                                      6.25       12/01/2032        13,141
    4,500  Municipal Power Auth. (INS)                              4.50        1/01/2047         4,131

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 7,500  Norman Regional Hospital Auth. (INS)                     5.50%       9/01/2023    $    6,804
    3,100  Norman Regional Hospital Auth.                           5.38        9/01/2029         2,651
    8,695  Norman Regional Hospital Auth.                           5.38        9/01/2036         7,075
    7,600  Norman Regional Hospital Auth.                           5.13        9/01/2037         5,934
    2,675  Tulsa Industrial Auth.                                   5.00       10/01/2037         2,620
                                                                                             ----------
                                                                                                 57,378
                                                                                             ----------
           OREGON (0.1%)
    1,855  Keizer                                                   5.20        6/01/2031         1,906
                                                                                             ----------
           PENNSYLVANIA (0.2%)
    1,135  Allegheny County IDA                                     5.13        9/01/2031         1,014
    3,200  Washington County IDA                                    5.00       11/01/2036         3,195
                                                                                             ----------
                                                                                                  4,209
                                                                                             ----------
           RHODE ISLAND (1.2%)
    5,700  EDC (INS)                                                5.00        7/01/2031         5,448
   12,185  EDC (INS)                                                5.00        7/01/2036        11,248
      975  Housing and Mortgage Finance Corp.                       6.85       10/01/2024           977
    9,950  Housing and Mortgage Finance Corp.                       4.85        4/01/2033         9,838
                                                                                             ----------
                                                                                                 27,511
                                                                                             ----------
           SOUTH CAROLINA (2.7%)
    5,000  Georgetown County                                        5.70        4/01/2014         5,319
    2,250  Greenwood County                                         5.38       10/01/2039         2,256
    2,300  Jobs EDA (INS)                                           5.25        2/01/2021         2,251
    3,750  Jobs EDA (INS)                                           5.38        2/01/2026         3,537
   12,580  Jobs EDA (PRE)                                           6.00       11/15/2026        14,134
   12,420  Jobs EDA                                                 6.00       11/15/2026        12,836
   10,000  Jobs EDA (INS)                                           4.60        4/01/2027         8,511
   14,505  Tobacco Settlement Revenue Management Auth.              5.00        6/01/2018        14,504
                                                                                             ----------
                                                                                                 63,348
                                                                                             ----------
           SOUTH DAKOTA (0.3%)
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2027         2,523
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2029         2,541
    3,000  Health and Educational Facilities Auth.                  5.25        7/01/2038         2,987
                                                                                             ----------
                                                                                                  8,051
                                                                                             ----------
           TENNESSEE (1.7%)
    4,240  Jackson                                                  5.50        4/01/2033         4,245
    3,000  Johnson City Health and Educational
              Facilities Board                                      5.50        7/01/2031         3,001
    5,000  Johnson City Health and Educational
              Facilities Board                                      5.50        7/01/2036         4,904
    5,605  Shelby County (PRE)                                      6.38        9/01/2019         6,304
    9,395  Shelby County (PRE)                                      6.38        9/01/2019        10,567

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $11,075  Sullivan County Health Educational & Housing
              Facilities Board                                      5.25%       9/01/2036    $    9,981
                                                                                             ----------
                                                                                                 39,002
                                                                                             ----------
           TEXAS (20.3%)
   19,500  Bell County Health Facilities Dev. Corp. (ETM)           6.50        7/01/2019        24,147
    1,520  Bexar County                                             5.00        7/01/2033         1,322
    1,795  Bexar County                                             5.00        7/01/2037         1,517
    5,000  Cypress-Fairbanks ISD (NBGA)                             5.00        2/15/2035         5,235
   12,100  Denton ISD (NBGA)                                        5.16(c)     8/15/2028         4,873
   13,885  Denton ISD (NBGA)                                        5.18(c)     8/15/2029         5,279
   11,220  Denton ISD (NBGA)                                        5.20(c)     8/15/2030         4,020
   15,645  Denton ISD (NBGA)                                        5.22(c)     8/15/2031         5,292
    7,000  Duncanville ISD (NBGA)                                   4.63        2/15/2029         7,137
    2,240  Eagle Mountain-Saginaw ISD (NBGA)                        4.50        8/15/2033         2,241
    9,155  Ennis ISD (NBGA)                                         4.70(c)     8/15/2034         2,520
    9,155  Ennis ISD (NBGA)                                         4.71(c)     8/15/2035         2,340
    9,000  Fort Worth                                               6.00        3/01/2029         9,621
    8,085  Fort Worth                                               6.25        3/01/2033         8,660
    4,180  Guadalupe-Blanco River Auth. (INS)                       5.00        5/15/2039         3,977
    3,000  Harlandale ISD (NBGA)                                    4.75        8/15/2036         3,035
   25,000  Harris County                                            4.75       10/01/2031        25,412
    4,000  Harris County Education Facilities Finance Corp.         5.25       10/01/2029         4,136
    1,500  Harris County Health Facilities Dev. Corp.               7.25       12/01/2035         1,689
    7,000  Harris County IDC                                        5.00        2/01/2023         7,036
    2,660  Hopkins County Hospital District                         5.75        2/15/2028         2,414
    2,000  Hopkins County Hospital District                         6.00        2/15/2033         1,813
    2,255  Hopkins County Hospital District                         6.00        2/15/2038         2,003
   12,500  Houston Airport System                                   5.50        7/01/2034        13,415
   22,000  Houston ISD (NBGA)                                       5.00        2/15/2033        23,087
    5,000  Irving ISD (NBGA)                                        5.38(c)     2/15/2028         2,036
   22,000  Judson ISD (NBGA)                                        4.50        2/01/2035        21,730
    7,750  Kerrville Health Facilities Dev. Corp.                   5.38        8/15/2035         7,029
   12,700  Lower Colorado River Auth. (INS)                         5.00        5/15/2031        12,816
    5,300  Matagorda County                                         6.30       11/01/2029         5,721
    4,235  Mesquite Health Facilities Dev. Corp.                    5.63        2/15/2035         3,701
   10,945  Midlothian Dev. Auth. (PRE)                              7.88       11/15/2021        11,920
      890  Midlothian Dev. Auth.                                    5.13       11/15/2026           776
    9,175  Midlothian ISD (NBGA)                                    5.00        2/15/2034         9,295
   11,500  North Central Health Facilities Dev. Corp. (INS)         5.25        8/15/2022        11,857
    3,000  North Texas Tollway Auth.                                5.63        1/01/2028         3,166
    5,000  North Texas Tollway Auth.                                5.63        1/01/2033         5,185
   15,000  North Texas Tollway Auth.                                5.63        1/01/2033        15,556
   15,000  North Texas Tollway Auth.                                5.75        1/01/2033        15,539
   12,500  North Texas Tollway Auth.                                5.75        1/01/2040        12,973

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 3,195  Northside ISD (NBGA)                                     5.13%       2/15/2022    $    3,294
   13,500  Port of Corpus Christi IDC                               5.45        4/01/2027        12,716
    5,490  Red River Education Finance Corp.                        4.38        3/15/2027         5,435
    1,000  San Leanna Education Facilities Corp.                    5.13        6/01/2026           952
    1,815  San Leanna Education Facilities Corp.                    5.13        6/01/2027         1,730
    6,025  San Leanna Education Facilities Corp.                    4.75        6/01/2032         5,261
    2,395  San Leanna Education Facilities Corp.                    5.13        6/01/2036         2,137
    7,205  Schertz - Cibolo - Universal City ISD (NBGA)             5.09(c)     2/01/2033         2,249
    6,200  Schertz - Cibolo - Universal City ISD (NBGA)             5.11(c)     2/01/2035         1,718
    1,100  Tarrant County Cultural Education Facilities
              Finance Corp.                                         6.00       11/15/2026         1,033
    6,315  Tarrant County Cultural Education Facilities
              Finance Corp.                                         5.63       11/15/2027         5,758
    4,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                         6.00       11/15/2036         3,546
   13,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                         5.13        5/15/2037        10,907
    4,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                         5.75       11/15/2037         3,528
    4,000  Transportation Commission                                4.50        4/01/2033         3,969
    4,595  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2027         5,168
    7,350  Tyler Health Facilities Dev. Corp. (PRE)                 6.00        7/01/2027         8,087
   22,000  Tyler Health Facilities Dev. Corp.                       5.25       11/01/2032        20,048
   10,000  Tyler Health Facilities Dev. Corp.                       5.00        7/01/2033         8,488
    8,585  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2033         9,655
    2,500  Tyler Health Facilities Dev. Corp.                       5.00        7/01/2037         2,076
    5,000  Tyler Health Facilities Dev. Corp.                       5.38       11/01/2037         4,562
    1,000  Uptown Development Auth.                                 5.50        9/01/2029           993
   22,995  Veterans'Land Board(f)                                   6.25        8/01/2035        24,209
    3,000  Weatherford ISD (NBGA)                                   4.83(c)     2/15/2027         1,342
    2,500  Weatherford ISD (NBGA)                                   4.84(c)     2/15/2028         1,054
    4,315  Weatherford ISD (NBGA)(PRE)                              5.45        2/15/2030         4,771
    3,105  Weatherford ISD (NBGA)                                   5.45        2/15/2030         3,262
    6,360  West Harris County Regional Water Auth. (INS)            4.70       12/15/2030         6,325
                                                                                             ----------
                                                                                                475,794
                                                                                             ----------
           UTAH (0.3%)
    7,150  Nebo School District (NBGA)(PRE)                         5.50        7/01/2020         7,244
                                                                                             ----------
           VIRGINIA (2.1%)
   11,280  College Building Auth.                                   5.00        6/01/2026        10,176
    5,000  College Building Auth.                                   5.00        6/01/2029         4,409
      880  College Building Auth. (PRE)                             5.00        6/01/2036         1,020
    3,120  College Building Auth.                                   5.00        6/01/2036         2,703
    1,478  Farms of New Kent Community Dev. Auth.                   5.13        3/01/2036         1,009
    8,665  Farms of New Kent Community Dev. Auth.                   5.45        3/01/2036         6,149

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

  $ 2,000  Farms of New Kent Community Dev. Auth.                   5.80%       3/01/2036    $    1,477
    1,300  Lewistown Commerce Center Community Dev. Auth.           5.75        3/01/2017         1,190
   10,875  Lewistown Commerce Center Community Dev. Auth.           6.05        3/01/2027         8,704
    4,500  Peninsula Town Center Community Dev. Auth.               6.45        9/01/2037         4,348
    5,000  Small Business Financing Auth.                           5.25        9/01/2037         4,517
    3,000  Watkins Centre Community Dev. Auth.                      5.40        3/01/2020         2,878
                                                                                             ----------
                                                                                                 48,580
                                                                                             ----------
           WASHINGTON (1.6%)
    7,665  Health Care Facilities Auth. (INS)                       5.25       10/01/2021         7,761
   13,030  Health Care Facilities Auth. (INS)                       4.75       12/01/2031        11,195
    2,500  Health Care Facilities Auth. (INS)                       6.00        8/15/2039         2,661
    5,000  Housing Finance Commission (INS)                         6.00        7/01/2029         4,999
    8,730  Snohomish County (INS)                                   5.13       12/01/2021         8,935
    1,100  Snohomish County (INS)(PRE)                              5.13       12/01/2021         1,178
                                                                                             ----------
                                                                                                 36,729
                                                                                             ----------
           WEST VIRGINIA (0.2%)
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2027         2,553
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2028         2,545
                                                                                             ----------
                                                                                                  5,098
                                                                                             ----------
           WISCONSIN (1.1%)
    5,000  Health & Educational Facilities Auth.                    5.75       11/15/2030         5,340
    2,500  Health & Educational Facilities Auth.                    5.38        8/15/2037         2,549
      635  Health & Educational Facilities Auth.                    5.38       10/01/2021           649
   10,600  Health & Educational Facilities Auth.                    5.38        2/15/2034        10,139
    8,000  Univ. of Wisconsin Hospitals and
              Clinics Auth. (INS)(PRE)                              6.20        4/01/2029         8,080
                                                                                             ----------
                                                                                                 26,757
                                                                                             ----------
           WYOMING (0.5%)
    2,360  Municipal Power Agency                                   5.50        1/01/2033         2,475
    2,300  Municipal Power Agency                                   5.50        1/01/2038         2,392
    6,000  Sweetwater County                                        5.25        7/15/2026         6,315
                                                                                                 11,182
                                                                                             ----------
           Total Fixed-Rate Instruments (cost: $2,284,721)                                    2,220,077
                                                                                             ----------

           PUT BONDS (1.9%)

           ARIZONA (0.6%)
   12,500  Maricopa County                                          6.00        5/01/2029        13,132
                                                                                             ----------
           FLORIDA (0.2%)
    5,000  Miami-Dade County IDA                                    4.00       10/01/2018         5,000
                                                                                             ----------
           INDIANA (0.4%)
    9,000  Rockport                                                 6.25        6/01/2025         9,986
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------

           LOUISIANA (0.5%)
  $10,000  Public Facilities Auth.                                  7.00%      12/01/2038    $   10,684
                                                                                             ----------
           MICHIGAN (0.2%)
    5,500  Strategic Fund Ltd.(INS)                                 4.85        9/01/2030         5,645
                                                                                             ----------
           Total Put Bonds (cost :$42,000)                                                       44,447
                                                                                             ----------
           VARIABLE-RATE DEMAND NOTES (2.7%)

           CALIFORNIA (0.4%)
   10,000  Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                        0.40        5/01/2030        10,000
                                                                                             ----------
           MINNESOTA (0.4%)
    8,000  Higher Education Facilities Auth.
              (LOC - Allied Irish Banks plc)                        0.58       10/01/2032         8,000
                                                                                             ----------
           NEVADA (0.9%)
   19,855  Washoe County (LIQ)(d)                                   0.64       12/01/2035        19,855
                                                                                             ----------
           PENNSYLVANIA (0.8%)
   19,275  Higher Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                        0.45        5/01/2033        19,275
                                                                                             ----------
           PUERTO RICO (0.2%)
    1,940  Highway & Transportation Auth.
              (LIQ)(LOC - Dexia Credit Local)(d)                    0.39        7/01/2030         1,940
    2,892  Sales Tax Financing Corp.
              (LIQ)(LOC - Dexia Credit Local)(d)                    0.58        8/01/2042         2,892
                                                                                             ----------
                                                                                                  4,832
                                                                                             ----------
           Total Variable-Rate Demand Notes (cost: $61,962)                                      61,962
                                                                                             ----------

           TOTAL INVESTMENTS (COST: $2,388,683)                                              $2,326,486
                                                                                             ==========

-------------------------------------------------------------------------------------------------------
($ IN 000S)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------

Fixed-Rate Instruments                           $-           $2,220,077              $-     $2,220,077
Put Bonds                                         -               44,447               -         44,447
Variable-Rate Demand Notes                        -               61,962               -         61,962
-------------------------------------------------------------------------------------------------------
Total                                            $-           $2,326,486              $-     $2,326,486
-------------------------------------------------------------------------------------------------------

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (b) At March 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $7,064,000.

   (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (d) Restricted security that is not registered under the Securities Act of
       1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
       144A, and as such has been deemed liquid by USAA Investment Management
       Company (the Manager) under liquidity guidelines approved by the Board of
       Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

   (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2010, was $47,296,000, which represented 2.0% of the Fund's net assets.

   (f) At March 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (g) Currently the issuer is in default with respect to interest and/or principal payments.

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,388,683)          $2,326,486
   Cash                                                                             76
   Receivables:
      Capital shares sold                                                          627
      USAA Transfer Agency Company (Note 5C)                                         1
      Interest                                                                  33,185
                                                                            ----------
         Total assets                                                        2,360,375
                                                                            ----------
LIABILITIES
   Payables:
      Securities purchased                                                      12,004
      Capital shares redeemed                                                    1,266
      Dividends on capital shares                                                2,517
   Accrued management fees                                                         481
   Accrued transfer agent's fees                                                    13
   Other accrued expenses and payables                                              87
                                                                            ----------
         Total liabilities                                                      16,368
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,344,007
                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $2,405,309
   Overdistribution of net investment income                                      (163)
   Accumulated net realized gain on investments                                  1,058
   Net unrealized depreciation of investments                                  (62,197)
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,344,007
                                                                            ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 182,699
                                                                            ==========
   Net asset value, redemption price, and offering price per share          $    12.83
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                  $126,839
                                                                    --------
EXPENSES
   Management fees                                                     5,249
   Administration and servicing fees                                   3,364
   Transfer agent's fees                                                 886
   Custody and accounting fees                                           300
   Postage                                                                56
   Shareholder reporting fees                                             40
   Trustees' fees                                                         10
   Registration fees                                                      47
   Professional fees                                                     150
   Other                                                                  45
                                                                    --------
         Total expenses                                               10,147
   Transfer agent's fees reimbursed (Note 5C)                           (102)
                                                                    --------
         Net expenses                                                 10,045
                                                                    --------
NET INVESTMENT INCOME                                                116,794
                                                                    --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                   1,386
   Change in net unrealized appreciation/depreciation                218,918
                                                                    --------
         Net realized and unrealized gain                            220,304
                                                                    --------
   Increase in net assets resulting from operations                 $337,098
                                                                    ========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                    2010           2009
---------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                      $  116,794     $  117,480
   Net realized gain (loss) on investments                         1,386           (218)
   Change in net unrealized appreciation/depreciation of
      investments                                                218,918       (240,155)
                                                              -------------------------
      Increase (decrease) in net assets resulting
         from operations                                         337,098       (122,893)
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (116,541)      (117,480)
   Net realized gains                                               (279)        (5,704)
                                                              -------------------------
      Distributions to shareholders                             (116,820)      (123,184)
                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     247,591        173,527
   Reinvested dividends                                           85,441         89,560
   Cost of shares redeemed                                      (239,285)      (290,292)
                                                              -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                       93,747        (27,205)
                                                              -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 5C)                                                1              7
                                                              -------------------------
   Net increase (decrease) in net assets                         314,026       (273,275)

NET ASSETS
   Beginning of year                                           2,029,981      2,303,256
                                                              -------------------------
   End of year                                                $2,344,007     $2,029,981
                                                              =========================
Overdistribution of net investment income:
   End of year                                                $     (163)    $     (253)
                                                              =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    19,668         14,119
   Shares issued for dividends reinvested                          6,801          7,428
   Shares redeemed                                               (18,991)       (23,967)
                                                              -------------------------
      Increase (decrease) in shares outstanding                    7,478         (2,420)
                                                              =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt
Long-Term Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax- exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
       general market conditions.

   2.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   3.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
       an affiliate of the Fund, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-
   level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-
   delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
   The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31,
   2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,004,000; all of which were when-issued securities.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31,
   2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2010, the Fund paid CAPCO facility fees of $14,000, which represents 5.7% of the total fees paid to CAPCO by the USAA funds. The
Fund had no borrowings under this agreement during the year ended March 31,
2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $243,000, increase overdistribution of net investment income by $163,000, and increase accumulated net realized loss on investments by $80,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes and differences in the classification of market discount. This reclassification had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2010, and March 31, 2009, was as follows:

                                                   2010                 2009
                                              ---------------------------------
Tax-exempt income                             $116,541,000         $117,480,000
Ordinary income*                                   243,000                    -
Net long-term capital gains                         36,000            5,704,000

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

As of March 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                    $  2,350,000
Undistributed ordinary income*                                          185,000
Undistributed long-term capital gains                                   877,000
Unrealized depreciation                                             (62,197,000)

*Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more- likely-than-not threshold. For the year ended March
31, 2010, the Fund did not incur any income tax, interest, or penalties. As of
March 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2010, were $244,458,000 and
$166,579,000, respectively.

As of March 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $2,388,683,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Gross unrealized appreciation and depreciation of investments as of March 31,
2010, for federal income tax purposes, were $76,338,000 and $138,535,000, respectively, resulting in net unrealized depreciation of $62,197,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General Municipal
   Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                 +/- 0.04%
   +/- 0.51% to 1.00%                 +/- 0.05%
   +/- 1.01% and greater              +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended March 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $5,249,000, which included a (0.05)%
   performance adjustment of $(1,030,000).

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,364,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the year ended March 31, 2010, the Fund reimbursed the Manager
   $100,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $886,000. During the year ended
   March 31, 2010, SAS reimbursed the Fund $102,000 for corrections in fees paid for the administration and servicing of certain accounts. Additionally, the
   Fund recorded a capital contribution and a receivable from SAS of $1,000 at
   March 31, 2010, for adjustments related to corrections to shareholder transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards
   Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April
   1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through March 31, 2010. Therefore, no disclosures have been made.

B. FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
   Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   measurement and inputs and valuation techniques used to measure fair value.
   The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED MARCH 31,
                                     --------------------------------------------------------------------------
                                           2010            2009            2008            2007            2006
                                     --------------------------------------------------------------------------

Net asset value at
  beginning of period                $    11.59      $    12.97      $    13.91      $    13.94      $    14.01
                                     --------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .65             .66             .64             .62             .62
  Net realized and unrealized
    gain (loss)                            1.24           (1.35)           (.90)            .11            (.04)
                                     --------------------------------------------------------------------------
Total from investment operations           1.89            (.69)           (.26)            .73             .58
                                     --------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.65)           (.66)           (.64)           (.62)           (.62)
  Realized capital gains                   (.00)(a)        (.03)           (.04)           (.14)           (.03)
                                     --------------------------------------------------------------------------
Total distributions                        (.65)           (.69)           (.68)           (.76)           (.65)
                                     --------------------------------------------------------------------------
Net asset value at end of period     $    12.83      $    11.59      $    12.97      $    13.91      $    13.94
                                     ==========================================================================
Total return (%)*                         16.59(c)        (5.34)          (1.98)           5.33            4.18
Net assets at end of period (000)    $2,344,007      $2,029,981      $2,303,256      $2,446,313      $2,382,893
Ratios to average net assets:**
  Expenses (%)(b)                           .45(c)          .44             .48             .55             .55
  Net investment income (%)                5.21            5.42            4.71            4.45            4.38
Portfolio turnover (%)                        8              13              32              36              26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended March 31, 2010, average net assets were $2,243,624,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)       (.00%)(+)       (.01%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.
(c) During the period ended March 31, 2010, SAS reimbursed the Fund $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

March 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2009, through
March 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING             ENDING           DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE       OCTOBER 1, 2009 -
                                  OCTOBER 1, 2009      MARCH 31, 2010      MARCH 31, 2010
                                  ----------------------------------------------------------

Actual                               $1,000.00            $1,001.30             $2.25

Hypothetical
   (5% return before expenses)        1,000.00             1,022.69              2.27

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.13% for the six-month period of October 1, 2009, through March 31, 2010.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of March 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
       1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds,
       P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
       Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).
Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/ FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40858-0510                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended March 31, 2010 and 2009 were
$244,354 and $268,065, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer  agent for fiscal years ended March 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended March 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended March 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for March 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.